Impairment of long-lived assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Assets or cash-generating units [Member]
Impairment of long-lived assets [Abstract]
Projection period, calculation of recoverable amounts	P3Y
Recoverable amount for cash-generating units			$ 1,138,923	$ 12,881,972
Increase to discount rate used			1.00%
Decrease in cash-generating unit value			(5.59%)
Vessels and Trademark [Member]
Impairment of long-lived assets [Abstract]
Impairment loss	$ 0	$ 0
Properties [Member]
Impairment of long-lived assets [Abstract]
Impairment loss	0	0
Corporate Assets and Other Long-lived Assets [Member]
Impairment of long-lived assets [Abstract]
Impairment loss	$ 0	$ 0
Vessels [Member]
Impairment of long-lived assets [Abstract]
Growth rate			2.00%	2.00%
Discount rate			7.18%	7.04%